OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
OTHER CURRENT ASSETS

16.	OTHER CURRENT ASSETS

Other current assets consists of the following:

(in thousands of $)	2021	2020
Investment in listed equity securities (1)	450,225	—
Gas derivative instrument (note 27)	79,578	—
TTF swap collateral (2)	6,940	—
Prepaid expenses	3,567	2,391
Mark-to-market asset on TTF swap (note 27)	1,753	—
Other receivables	3,801	6,291
	545,864	8,682

(1) “Investment in listed equity securities” is comprised of our 18.6 million NFE Shares (note 14 and 27), and associated dividend receivable from these shares, amounting to $449.7 million and $0.6 million, respectively. Dividend receivable is included in the income statement line-item “Other non-operating losses, net”.
(2) TTF swap collateral relates to the amount required by the swap counterparty, held at measurement date, reactive to the daily fluctuations of the market value of the financial instrument.